Shareholder Fees {- Real Estate Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-09 | Real Estate Portfolio
Shareholder Fees:
(fees paid directly from your investment)